UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8620

The Milestone Funds

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC

115 East Putnam Avenue

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

FEBRUARY 28, 2009 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

U.S. Government Obligations—30.1%
U.S. Treasury Bills*—30.1%
	$25,000	0.29%	3/5/09	$24,999
	15,000	1.07%	4/2/09	14,986
	20,000	1.00%	4/9/09	19,979
	45,000	1.07% - 1.10%	4/16/09	44,938
	15,000	1.80%	4/23/09	14,960
	30,000	1.48% - 1.57%	4/29/09	29,926
	120,000	1.26% - 1.65%	6/4/09	119,519
	50,000	1.46% - 1.52%	6/24/09	49,763
	20,000	0.26% - 0.29%	6/25/09	19,982
	69,964	0.21% - 1.36%	7/2/09	69,778
	10,228	0.32%	7/9/09	10,216
	45,000	0.35% - 1.08%	7/30/09	44,860
	23,000	0.40%	8/6/09	22,961
	20,000	0.49%	8/13/09	19,956
	15,000	0.50%	8/27/09	14,963

Total U.S. Government Obligations (Cost $521,786)				521,786

Repurchase Agreements—69.9%

Barclay’s Capital, Inc., dated 2/26/09, repurchase price $210,012 (Collateralized by: U.S. Treasury Note: $208,975, 2.000%, 9/30/10; aggregate market value plus accrued interest $214,200)

210,000	0.30%	3/5/09	210,000

Barclay’s Capital, Inc., dated 2/27/09, repurchase price $220,012 (Collateralized by: U.S. Treasury Notes: $224,629, 1.500%-4.375%, 10/31/09 - 12/15/10; aggregate market value plus accrued interest $229,500)

220,000	0.27%	3/6/09	220,000

BNP Paribas Securities Corp., dated 1/20/09, repurchase price $50,013 (Collateralized by: U.S Treasury Notes: $41,704, 2.000%-4.250%, 1/15/10 - 1/15/16; aggregate market value plus accrued interest $51,000)

50,000	0.22%	3/2/09	50,000

BNP Paribas Securities Corp., dated 2/27/09, repurchase price $400,009 (Collateralized by: U.S Treasury Notes: $386,798, 1.625%-2.000%, 4/15/12 - 1/15/15; aggregate market value plus accrued interest $408,829)

400,000	0.26%	3/2/09	400,000

BNP Paribas Securities Corp., dated 1/20/09, repurchase price $50,017 (Collateralized by: U.S Treasury Notes: $48,204, 0.625%-3.5000%, 1/15/11 - 1/15/16; aggregate market value plus accrued interest $51,000)

50,000	0.22%	3/16/09	50,000

BNP Paribas Securities Corp., dated 2/26/09, repurchase price $50,014 (Collateralized by: U.S Treasury Notes: $42,845, 1.875%-3.000%, 7/15/12 - 7/15/13; aggregate market value plus accrued interest $51,070)

50,000	0.31%	3/30/09	50,000

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments (Continued)

FEBRUARY 28, 2009 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (Note 1)

Repurchase Agreements—69.9% (Continued)

Deutsche Bank Securities, Inc., dated 2/27/09, repurchase price $233,905 (Collateralized by: U.S. Treasury Notes: $218,975, 0.875%-11.750%, 4/15/10-11/15/14; aggregate market value plus accrued interest $238,578)

	233,900	0.25%	3/2/09	$233,900

Total Repurchase Agreements (Cost $1,213,900)				1,213,900

Total Investments (Cost $1,735,686) (a)—100.0%				1,735,686
Liabilities in excess of other assets—(0.0%)				(595)

Net Assets–100.0%				$1,735,091

See selected note.

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
(a)	The cost stated also approximates the aggregate cost for Federal income tax purpose.
Note 1	Valuation of Securities:

Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount charged to income.

Repurchase Agreements:

The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell securities at par. The investment adviser only enters into repurchase agreements the with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Note 2	FASB Statement No. 157 Disclosure

The Portfolio utilize various inputs in determining the value of it's investments. These inputs are summarized in the three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of February 28, 2009 in valuing the Portfolio's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments

Level 1 - Quoted Prices	$—	$—

Level 2 - Other Significant Observable Inputs	1,735,686	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$1,735,686	$—

Item 2. Controls and Procedures.

(a)

The chief executive and chief financial officers have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

(a)

A separate certification for each chief executive officer and chief financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Milestone Funds

By	/s/ Leigh Carleton

Leigh Carleton, Chief Executive Officer

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Leigh Carleton

Leigh Carleton, Chief Executive Officer

Date	April 22, 2009

By	/s/ Marc H. Pfeffer

Marc H. Pfeffer, Chief Financial Officer

Date	April 22, 2009